Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Allowance for Credit Losses for Installment Loans (Detail) (Parenthetical) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021		Mar. 31, 2020		Mar. 31, 2019
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowances for credit loss gross up value	¥ 3,899
Total charge-offs	37,432	[1]	¥ 24,920		¥ 20,430
Equity In Net Income Of Affiliates [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Provision for credit losses of loans to affiliates	255
Investments In Affiliates [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Provision for credit losses of loans to affiliates	1,050
Purchased Loan Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total charge-offs	4,040	[1],[2]	¥ 1,789	[3]	¥ 822	[3]
Purchased Loan Portfolio Segment [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total charge-offs	3,899
Accounting Standards Update 2016-13
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowances for credit loss gross up value	176,714
Allowances for credit loans with purchased credit deterioration amortised	¥ 176,714

[1]	Charge-off include the amount of ¥3,899 million for write-offs of purchased loans.
[2]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely. Due to the adoption of Credit Losses Standard, allowance of ¥176,714 million was recorded as credit loss gross-up treatment for purchased loans on April 1, 2020, and the same amount has been charged-off.
[3]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.